Stockholder Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Granted	0	5,033,333
Exercised	27,272
Weighted Average Exercise Price ,Beginning	$ 2.50	$ 0.11	$ 0.11
Weighted Average Exercise Price ,ending		$ 2.50	$ 0.11	$ 0.11
Aggregate Intrinsic Value, Beginng	$ 437,500	$ 690,500	$ 690,500
Aggregate Intrinsic Value ,ending	$ 437,500	$ 437,500	$ 690,500	$ 690,500
Weighted Average Remaining Contractual Life(Years)	2 years 8 months 19 days	2 years 11 months 15 days	1 year 5 months 8 days	5 months 8 days
Options [Member]
Options Outstanding, Beginning Balance	12,300,000	12,180,500	12,180,500
Granted	360,000	2,885,000
Expired/forfeited	0	(2,540,000)
Options Outstanding, Ending Balance	12,660,000	12,300,000	12,180,500	12,180,500
Exercised		(225,500)
Weighted Average Exercise Price ,Beginning	$ 0.37	$ 0.20	$ 0.20
Weighted Average Exercise Price, Granted	3.33	1.20	0
Weighted Average Exercise Price, Exercised	0	0.19	0
Weighted Average Exercise Price, Expired/forfeit	0	0.17	0
Weighted Average Exercise Price ,ending	$ 0.45	$ 0.37	$ 0.20	$ 0.20
Aggregate Intrinsic Value, Beginng	$ 4,521,310	$ 4,750,395	$ 4,750,395
Aggregate Intrinsic Value ,ending	$ 5,719,310	$ 4,521,310	$ 4,750,395	$ 4,750,395
Weighted Average Remaining Contractual Life(Years)	5 years 4 months 20 days	5 years 7 months 13 days	4 years 7 months 2 days	5 years 7 months 2 days
Options Unvested
Options Outstanding, Beginning Balance	2,465,183
Granted		2,885,000
Vested		(379,817)
Expired/forfeited		(40,000)
Options Outstanding, Ending Balance		2,465,183